Basis of accounting	6 Months Ended
Jun. 30, 2026
Disclosure Of Material Accounting Policy Information [Line Items]
Basis of accounting
Note 1
Basis of accounting
Basis of preparation
The
interim
consolidated
financial
statements
(the
financial
statements)
of
UBS Group AG
and
its
subsidiaries
(together, UBS or
the Group) for
the six-month period
ended 30 June 2026
are prepared in
accordance with IFRS
Accounting Standards, as issued by the International Accounting Standards Board (the IASB), and are presented in
US dollars.
These interim
consolidated financial
statements are
prepared in
accordance with
IAS 34,
Interim Financial
Reporting
, and include the consolidated
balance sheet as of 30 June
2026 and the related consolidated
statements
of income, comprehensive
income, changes in
equity and cash
flows for the
six-month period ended
30 June 2026,
as well as accompanying explanatory notes.
In
preparing
these
interim
consolidated
financial
statements,
the
same
accounting
policies
and
methods
of
computation have
been applied
as in
the UBS
Group AG consolidated
annual financial
statements for
the period
ended
31 December
2025,
except
for
changes
described
in
this
Note.
These
interim
consolidated
financial
statements are unaudited and should be read
in conjunction with: the audited consolidated
financial statements in
the UBS Group Annual Report 2025;
the “Management report” sections of
this report, specifically the
disclosures
in the “UBS
Group performance, business
divisions and Group
Items” section of
this report regarding
the O’Connor
business exit and the sale
of UBS’s interest in Swisscard
AECS GmbH; and the information
about these transactions
disclosed in the
UBS Group first
quarter 2026 report.
In the opinion
of management, all
necessary adjustments
have
been made for a fair presentation of the Group’s financial position, results of operations and cash flows.
Preparation
of
these
interim
consolidated
financial
statements
requires
management
to
make
estimates
and
assumptions that affect the reported amounts of assets, liabilities, income, expenses and disclosures of contingent assets and liabilities.
These estimates and
assumptions are based
on the best
available information. Actual
results
in the future
could differ from
such estimates and
differences may be
material to the
financial statements. Revisions
to estimates,
based on
regular reviews,
are
recognized in
the period
in which
they occur.
For more
information
about areas of
estimation uncertainty
that are considered
to require critical
judgment, refer to
“Note 1a Material
accounting policies” in the “Consolidated financial statements” section of the UBS Group Annual Report 2025.